American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
June 30, 2020

Short Duration Strategic Income - Schedule of Investments
JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 64.8%
Aerospace and Defense — 0.4%
Boeing Co. (The), 4.51%, 5/1/23	850,000	898,104
Airlines — 0.4%
Southwest Airlines Co., 4.75%, 5/4/23	850,000	878,260
Automobiles — 1.3%
Ford Motor Co., 8.50%, 4/21/23	50,000	52,969
Ford Motor Credit Co. LLC, 5.09%, 1/7/21	800,000	801,240
Ford Motor Credit Co. LLC, 3.20%, 1/15/21	400,000	395,000
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	1,000,000	961,530
General Motors Financial Co., Inc., 3.45%, 4/10/22	500,000	509,964
		2,720,703
Banks — 13.3%
Banco Santander SA, 3.50%, 4/11/22	600,000	624,202
Banistmo SA, 3.65%, 9/19/22	200,000	200,455
Bank of America Corp., MTN, VRN, 2.33%, 10/1/21	1,000,000	1,004,161
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	586,000	588,089
Bank of America Corp., VRN, 3.00%, 12/20/23	271,000	285,163
Bank of Montreal, MTN, 1.85%, 5/1/25	650,000	673,410
Barclays Bank plc, 5.14%, 10/14/20	1,300,000	1,314,217
BBVA Bancomer SA, 6.75%, 9/30/22	1,100,000	1,174,046
Canadian Imperial Bank of Commerce, 0.95%, 6/23/23	470,000	472,153
Citigroup, Inc., 2.70%, 3/30/21	600,000	609,812
Citigroup, Inc., 2.90%, 12/8/21	1,378,000	1,420,391
Citigroup, Inc., 2.75%, 4/25/22	28,000	29,034
Citigroup, Inc., VRN, 3.11%, 4/8/26	490,000	526,291
Cooperatieve Rabobank UA, VRN, 1.34%, 6/24/26(1)	500,000	500,872
Credit Suisse AG, 2.80%, 4/8/22	250,000	259,704
Fifth Third BanCorp., 2.375%, 1/28/25	328,000	346,179
FNB Corp., 2.20%, 2/24/23	510,000	507,674
Huntington Bancshares, Inc., 4.35%, 2/4/23	1,070,000	1,151,333
Itau Unibanco Holding SA, MTN, 5.65%, 3/19/22	500,000	521,113
JPMorgan Chase & Co., 4.625%, 5/10/21	1,300,000	1,347,375
JPMorgan Chase & Co., VRN, 2.78%, 4/25/23	800,000	828,708
Lloyds Banking Group plc, VRN, 2.91%, 11/7/23	369,000	384,352
MUFG Union Bank N.A., 2.10%, 12/9/22	1,530,000	1,577,923
National Australia Bank Ltd., 1.875%, 12/13/22	1,375,000	1,421,478
National Bank of Canada, MTN, 2.10%, 2/1/23	1,207,000	1,241,854
Regions Financial Corp., 2.25%, 5/18/25	400,000	418,904
Royal Bank of Canada, MTN, 1.15%, 6/10/25	545,000	546,129
Royal Bank of Scotland Group plc, VRN, 2.36%, 5/22/24	230,000	236,293
Sumitomo Mitsui Financial Group, Inc., 1.47%, 7/8/25(2)	1,080,000	1,081,101
Svenska Handelsbanken AB, 0.625%, 6/30/23(1)	340,000	339,757
Toronto-Dominion Bank (The), MTN, 0.75%, 6/12/23	480,000	482,996
Truist Bank, VRN, 0.81%, (SOFR plus 0.73%), 3/9/23	660,000	656,386
US Bank N.A., 1.80%, 1/21/22	2,300,000	2,347,744
Wells Fargo & Co., MTN, VRN, 1.65%, 6/2/24	200,000	203,326
Wells Fargo & Co., VRN, 2.19%, 4/30/26	800,000	828,122

Wells Fargo Bank N.A., VRN, 2.08%, 9/9/22	1,000,000	1,016,372
		27,167,119
Beverages — 0.1%
PepsiCo, Inc., 0.75%, 5/1/23	200,000	202,064
Biotechnology — 2.5%
AbbVie, Inc., 2.30%, 11/21/22(1)	2,330,000	2,409,614
Biogen, Inc., 3.625%, 9/15/22	2,075,000	2,205,624
Gilead Sciences, Inc., 3.25%, 9/1/22	500,000	528,364
		5,143,602
Capital Markets — 3.3%
Credit Suisse Group AG, VRN, 3.00%, 12/14/23(1)	1,000,000	1,041,746
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(1)	500,000	517,397
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(1)	225,000	228,077
Goldman Sachs BDC, Inc., 3.75%, 2/10/25	299,000	308,111
Goldman Sachs Group, Inc. (The), 3.00%, 4/26/22	525,000	535,240
Morgan Stanley, MTN, 5.50%, 7/28/21	1,300,000	1,369,228
Morgan Stanley, VRN, 2.19%, 4/28/26	200,000	208,240
Oaktree Specialty Lending Corp., 3.50%, 2/25/25	535,000	523,237
State Street Corp., VRN, 2.83%, 3/30/23(1)	100,000	103,825
UBS Group AG, 2.65%, 2/1/22(1)	1,770,000	1,823,543
		6,658,644
Chemicals — 0.7%
CF Industries, Inc., 3.45%, 6/1/23	1,000,000	1,020,605
Nutrien Ltd., 1.90%, 5/13/23	425,000	438,887
		1,459,492
Commercial Services and Supplies — 0.9%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	750,000	748,650
Republic Services, Inc., 3.55%, 6/1/22	1,000,000	1,051,001
		1,799,651
Communications Equipment — 0.3%
CommScope, Inc., 5.50%, 3/1/24(1)	550,000	556,875
Consumer Finance — 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	540,000	566,318
Capital One Bank USA N.A., 3.375%, 2/15/23	1,100,000	1,159,085
Synchrony Financial, 2.85%, 7/25/22	1,000,000	1,017,514
		2,742,917
Containers and Packaging — 1.5%
Ball Corp., 5.00%, 3/15/22	990,000	1,030,862
Berry Global, Inc., 5.125%, 7/15/23	1,030,000	1,039,110
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	1,030,000	1,043,591
		3,113,563
Diversified Telecommunication Services — 2.4%
AT&T, Inc., 3.00%, 6/30/22	1,310,000	1,368,587
AT&T, Inc., 4.05%, 12/15/23	610,000	677,558
AT&T, Inc., 4.45%, 4/1/24	600,000	672,522
Ooredoo International Finance Ltd., MTN, 4.75%, 2/16/21	900,000	920,540
TBG Global Pte Ltd., 5.25%, 2/10/22	700,000	701,693
Telecom Italia SpA, 5.30%, 5/30/24(1)	530,000	553,524
		4,894,424
Electric Utilities — 1.0%
DPL, Inc., 4.125%, 7/1/25(1)	200,000	200,556
Duke Energy Corp., 3.55%, 9/15/21	250,000	257,096
Exelon Generation Co. LLC, 3.25%, 6/1/25	850,000	917,295

Progress Energy, Inc., 3.15%, 4/1/22	700,000	726,969
		2,101,916
Entertainment — 0.9%
Netflix, Inc., 5.375%, 2/1/21	450,000	461,390
Netflix, Inc., 5.50%, 2/15/22	590,000	617,066
TWDC Enterprises 18 Corp., MTN, 2.125%, 9/13/22	297,000	304,589
Walt Disney Co. (The), 1.75%, 1/13/26	520,000	535,706
		1,918,751
Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp., 3.30%, 2/15/21	1,000,000	1,017,052
Crown Castle International Corp., 2.25%, 9/1/21	1,000,000	1,008,587
Crown Castle International Corp., 5.25%, 1/15/23	500,000	556,580
Crown Castle International Corp., 1.35%, 7/15/25	140,000	140,657
Equinix, Inc., 1.25%, 7/15/25	310,000	311,473
Equinix, Inc., 5.875%, 1/15/26	700,000	738,297
Essex Portfolio LP, 3.625%, 8/15/22	600,000	629,360
Federal Realty Investment Trust, 3.95%, 1/15/24	430,000	458,097
Iron Mountain, Inc., 5.00%, 7/15/28(1)	125,000	122,422
		4,982,525
Food and Staples Retailing — 0.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	1,100,000	1,114,850
Sysco Corp., 5.65%, 4/1/25	280,000	327,901
		1,442,751
Food Products — 1.7%
Conagra Brands, Inc., 3.80%, 10/22/21	600,000	623,837
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	1,000,000	1,040,105
Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21(1)	1,000,000	1,017,932
Mondelez International, Inc., 0.625%, 7/1/22(2)	710,000	710,500
		3,392,374
Gas Utilities — 0.1%
East Ohio Gas Co. (The), 1.30%, 6/15/25(1)	260,000	261,733
Health Care Equipment and Supplies — 1.4%
Becton Dickinson and Co., 2.89%, 6/6/22	1,500,000	1,552,615
DH Europe Finance II Sarl, 2.05%, 11/15/22	1,000,000	1,033,298
Stryker Corp., 1.15%, 6/15/25	340,000	342,490
		2,928,403
Health Care Providers and Services — 3.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	1,000,000	1,000,800
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	1,120,000	1,123,310
Centene Corp., 4.75%, 5/15/22	1,000,000	1,016,015
CVS Health Corp., 3.70%, 3/9/23	500,000	537,448
DaVita, Inc., 5.125%, 7/15/24	1,000,000	1,018,500
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	600,000	600,732
HCA, Inc., 5.875%, 5/1/23	1,000,000	1,083,980
Molina Healthcare, Inc., 5.375%, 11/15/22	500,000	511,113
		6,891,898
Hotels, Restaurants and Leisure — 0.4%
Starbucks Corp., 1.30%, 5/7/22	710,000	719,939
Household Durables — 1.3%
D.R. Horton, Inc., 2.50%, 10/15/24	500,000	522,540
Lennar Corp., 2.95%, 11/29/20	1,040,000	1,044,914
Toll Brothers Finance Corp., 4.375%, 4/15/23	1,120,000	1,166,082
		2,733,536

Independent Power and Renewable Electricity Producers — 0.1%
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	220,000	221,785
Insurance — 3.7%
Athene Global Funding, 2.80%, 5/26/23(1)	400,000	408,260
Athene Global Funding, 2.50%, 1/14/25(1)	1,499,000	1,497,954
Athene Global Funding, 2.55%, 6/29/25(1)	250,000	250,380
Metropolitan Life Global Funding I, 1.95%, 1/13/23(1)	1,375,000	1,423,639
Metropolitan Life Global Funding I, 0.90%, 6/8/23(1)	381,000	383,446
New York Life Global Funding, 2.90%, 1/17/24(1)	739,000	793,546
New York Life Global Funding, 0.95%, 6/24/25(1)	470,000	471,557
Principal Life Global Funding II, 1.25%, 6/23/25(1)	260,000	260,980
Protective Life Global Funding, 1.08%, 6/9/23(1)	510,000	514,319
Unum Group, 4.50%, 3/15/25	200,000	215,046
WR Berkley Corp., 4.625%, 3/15/22	1,250,000	1,317,813
		7,536,940
Internet and Direct Marketing Retail — 0.3%
Amazon.com, Inc., 0.80%, 6/3/25	630,000	634,353
IT Services — 0.1%
Western Union Co. (The), 2.85%, 1/10/25	124,000	129,288
Machinery — 0.3%
Otis Worldwide Corp., VRN, 2.09%, 4/5/23(1)	170,000	168,200
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	400,000	408,807
		577,007
Media — 3.6%
CSC Holdings LLC, 6.75%, 11/15/21	970,000	1,020,949
CSC Holdings LLC, 5.875%, 9/15/22	743,000	778,088
Discovery Communications LLC, 3.95%, 6/15/25	244,000	269,420
Omnicom Group, Inc. / Omnicom Capital, Inc., 3.625%, 5/1/22	1,000,000	1,055,136
Time Warner Cable LLC, 4.125%, 2/15/21	450,000	455,175
Time Warner Cable LLC, 4.00%, 9/1/21	440,000	451,819
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	490,000	574,614
ViacomCBS, Inc., 3.70%, 8/15/24	1,299,000	1,411,952
VTR Finance NV, 6.875%, 1/15/24	1,259,000	1,287,856
		7,305,009
Metals and Mining — 0.6%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	136,000	136,303
HTA Group Ltd., 7.00%, 12/18/25(1)	500,000	507,477
Nucor Corp., 2.00%, 6/1/25	500,000	519,713
		1,163,493
Multi-Utilities — 1.2%
DTE Energy Co., 2.25%, 11/1/22	1,500,000	1,549,813
Sempra Energy, 2.875%, 10/1/22	825,000	855,189
		2,405,002
Oil, Gas and Consumable Fuels — 4.9%
Chevron Corp., 1.14%, 5/11/23	625,000	636,033
Energy Transfer Partners LP / Regency Energy Finance Corp., 5.875%, 3/1/22	1,000,000	1,056,096
Exxon Mobil Corp., 1.57%, 4/15/23	1,000,000	1,026,153
Gazprom PJSC Via Gaz Capital SA, 6.00%, 1/23/21	900,000	923,336
Lukoil International Finance BV, 6.125%, 11/9/20	800,000	815,155
MPLX LP, 3.50%, 12/1/22	400,000	416,995
Petroleos Mexicanos, 4.875%, 1/24/22	2,410,000	2,395,504
Phillips 66, 4.30%, 4/1/22	1,000,000	1,061,306
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20(1)	14,125	14,275
Saudi Arabian Oil Co., MTN, 2.75%, 4/16/22	900,000	919,256

Southwestern Energy Co., 4.10%, 3/15/22	700,000	670,681
		9,934,790
Pharmaceuticals — 1.2%
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	500,000	519,785
Elanco Animal Health, Inc., 5.02%, 8/28/23	1,000,000	1,054,375
Mylan NV, 3.15%, 6/15/21	500,000	510,497
Upjohn, Inc., 1.125%, 6/22/22(1)	333,000	334,951
		2,419,608
Road and Rail — 0.9%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	600,000	613,500
United Rentals North America, Inc., 5.50%, 7/15/25	510,000	523,977
United Rentals North America, Inc., 6.50%, 12/15/26	750,000	788,925
		1,926,402
Semiconductors and Semiconductor Equipment — 2.1%
Analog Devices, Inc., 2.95%, 4/1/25	90,000	97,621
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	109,000	116,505
Broadcom, Inc., 2.25%, 11/15/23(1)	260,000	268,853
Broadcom, Inc., 3.15%, 11/15/25(1)	300,000	318,900
Microchip Technology, Inc., 2.67%, 9/1/23(1)	570,000	587,007
Micron Technology, Inc., 4.64%, 2/6/24	1,000,000	1,106,133
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	1,597,000	1,688,991
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25(1)	60,000	63,126
		4,247,136
Software — 0.4%
Infor, Inc., 1.45%, 7/15/23(1)	70,000	70,630
Infor, Inc., 1.75%, 7/15/25(1)	90,000	90,483
NortonLifeLock, Inc., 4.20%, 9/15/20	300,000	300,750
Oracle Corp., 2.50%, 4/1/25	400,000	430,693
		892,556
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc., 0.75%, 5/11/23	690,000	697,763
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	198,000	198,369
HP, Inc., 2.20%, 6/17/25	560,000	579,385
NetApp, Inc., 1.875%, 6/22/25	70,000	70,993
		1,546,510
Textiles, Apparel and Luxury Goods — 0.2%
Ralph Lauren Corp., 1.70%, 6/15/22	350,000	356,201
Thrifts and Mortgage Finance — 0.5%
Nationwide Building Society, 2.00%, 1/27/23(1)	1,050,000	1,081,956
Trading Companies and Distributors — 0.5%
Air Lease Corp., 3.50%, 1/15/22	520,000	525,541
International Lease Finance Corp., 4.625%, 4/15/21	535,000	540,776
		1,066,317
Wireless Telecommunication Services — 1.7%
Sprint Corp., 7.625%, 2/15/25	380,000	439,246
T-Mobile USA, Inc., 1.50%, 2/15/26(1)	1,000,000	1,002,430
VEON Holdings BV, 3.95%, 6/16/21	1,000,000	1,015,965
Vodafone Group plc, 2.95%, 2/19/23	1,000,000	1,053,563
		3,511,204
TOTAL CORPORATE BONDS (Cost $130,371,466)		132,564,801
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2%
Private Sponsor Collateralized Mortgage Obligations — 6.8%
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(1)	1,002,712	1,006,222

Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(1)	894,061	900,673
Arroyo Mortgage Trust, Series 2020-1, Class A1B SEQ, 2.10%, 3/25/55(1)	1,000,000	999,987
Arroyo Mortgage Trust, Series 2020-1, Class A2 SEQ, 2.93%, 3/25/55(1)	1,000,000	999,949
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.60%, 6/25/34	21,014	20,186
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.71%, 2/25/35	40,371	39,285
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.94%, 11/25/34	65,452	62,639
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.84%, (1-year H15T1Y plus 2.25%), 2/25/36	13,651	13,532
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1, VRN, 1.72%, 2/25/55(1)	1,200,000	1,199,981
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A2 SEQ, VRN, 2.60%, 2/25/55(1)	1,200,000	1,199,949
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.25%, 8/25/34	42,091	40,746
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.58%, 8/25/35	36,684	36,296
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.29%, (1-year H15T1Y plus 2.15%), 9/25/35	47,156	46,388
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(1)	232,855	236,973
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(1)	817,017	837,816
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class A1, 2.66%, 10/25/59(1)	439,756	449,660
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A1, VRN, 2.24%, 2/25/50(1)	380,549	387,606
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 3/25/47(1)	999,168	1,017,765
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.07%, 9/25/35	28,365	28,235
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.15%, 9/25/35	90,396	89,209
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.74%, 2/25/35	19,311	19,461
New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A1 SEQ, VRN, 2.80%, 7/25/49(1)	985,575	1,001,281
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.92%, (1-month LIBOR plus 0.74%), 9/25/34	73,570	68,961
Towd Point Mortgage Trust, Series 2019-4, Class A1, VRN, 2.90%, 10/25/59(1)	270,777	285,512
Verus Securitization Trust, Series 2019-4, Class A3, 3.00%, 11/25/59(1)	1,056,117	1,078,584
Verus Securitization Trust, Series 2020-1, Class A3 SEQ, VRN, 2.72%, 1/25/60(1)	807,331	803,938
Vista Point Securitization Trust, Series 2020-1, Class A2 SEQ, VRN, 2.77%, 3/25/65(1)	1,000,000	999,960
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.62%, 3/25/35	33,476	32,412
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.62%, 10/25/36	14,138	12,674
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.00%, 4/25/36	43,499	40,992
		13,956,872
U.S. Government Agency Collateralized Mortgage Obligations — 4.4%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.43%, (1-month LIBOR plus 4.25%), 11/25/23	1,087,996	883,618
FHLMC, Series 2014-DN2, Class M3, VRN, 3.78%, (1-month LIBOR plus 3.60%), 4/25/24	265,000	236,064
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.43%, (1-month LIBOR plus 3.25%), 5/25/25	100,000	104,132
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.18%, (1-month LIBOR plus 5.00%), 12/25/28	502,500	522,672
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.08%, (1-month LIBOR plus 3.90%), 4/25/29	950,000	987,540
FHLMC, Series 2018-DNA1, Class M2, VRN, 1.98%, (1-month LIBOR plus 1.80%), 7/25/30	1,142,304	1,127,344
FNMA, Series 2014-C02, Class 1M2, VRN, 2.78%, (1-month LIBOR plus 2.60%), 5/25/24	435,980	385,082
FNMA, Series 2014-C02, Class 2M2, VRN, 2.78%, (1-month LIBOR plus 2.60%), 5/25/24	685,030	610,200
FNMA, Series 2014-C03, Class 1M2, VRN, 3.18%, (1-month LIBOR plus 3.00%), 7/25/24	650,384	575,297
FNMA, Series 2015-C03, Class 1M2, VRN, 5.18%, (1-month LIBOR plus 5.00%), 7/25/25	528,350	543,746
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	2,808,985	487,484
FNMA, Series 2016-C03, Class 2M2, VRN, 6.08%, (1-month LIBOR plus 5.90%), 10/25/28	30,398	31,841
FNMA, Series 2016-C04, Class 1M2, VRN, 4.43%, (1-month LIBOR plus 4.25%), 1/25/29	1,151,219	1,201,440
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	2,125,257	496,778
FNMA, Series 2017-C05, Class 1M2, VRN, 2.38%, (1-month LIBOR plus 2.20%), 1/25/30	301,784	298,142
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	2,726,246	384,369
		8,875,749
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,747,525)		22,832,621
U.S. TREASURY SECURITIES — 9.7%
U.S. Treasury Notes, 2.50%, 1/31/21(3)	600,000	608,191
U.S. Treasury Notes, 0.50%, 3/15/23	3,000,000	3,026,543

U.S. Treasury Notes, 0.25%, 4/15/23(3)	9,500,000	9,522,080
U.S. Treasury Notes, 0.125%, 5/15/23	2,700,000	2,696,309
U.S. Treasury Notes, 0.25%, 6/15/23	2,000,000	2,004,375
U.S. Treasury Notes, 1.125%, 2/28/25	2,000,000	2,080,430
TOTAL U.S. TREASURY SECURITIES (Cost $19,813,866)		19,937,928
ASSET-BACKED SECURITIES — 7.9%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	176,783	175,397
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(1)	19,643	18,919
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(1)	469,370	468,120
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26	350,000	353,865
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 0.83%, (1-month LIBOR plus 0.65%), 4/10/31(1)	94,124	93,710
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	98,274	97,986
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	19,655	19,537
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	900,562	889,935
Hilton Grand Vacations Trust, Series 2017-AA, Class B, 2.96%, 12/26/28(1)	324,202	300,106
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	516,217	495,593
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(1)	755,481	722,807
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 1.34%, (1-month LIBOR plus 1.15%), 12/17/36(1)	625,000	624,065
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 1.14%, (1-month LIBOR plus 0.95%), 3/17/37(1)	325,000	318,585
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 1.44%, (1-month LIBOR plus 1.25%), 3/17/37(1)	1,000,000	986,451
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 1.46%, (1-month LIBOR plus 1.28%), 6/17/37(1)	175,000	172,064
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 1.34%, (1-month LIBOR plus 1.15%), 7/17/37(1)	200,000	197,640
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	1,064,042	974,340
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	49,228	49,294
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	30,444	29,943
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	12,157	11,986
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	198,002	192,660
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	161,249	158,622
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	998,142	1,004,679
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(1)	477,000	484,040
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(1)	400,000	412,604
Progress Residential Trust, Series 2019-SFR2, Class B, 3.45%, 5/17/36(1)	900,000	929,769
Progress Residential Trust, Series 2019-SFR3, Class B, 2.57%, 9/17/36(1)	1,750,000	1,778,304
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	15,062	14,979
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	55,230	55,175
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	9,967	9,969
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(1)	107,477	104,191
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(1)	146,466	140,156
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(1)	261,397	266,965
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class B, 3.42%, 1/20/36(1)	418,236	411,033
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	620,595	589,145
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	422,145	383,467
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	129,911	128,594
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	261,330	262,622
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	54,444	52,646
VSE VOI Mortgage LLC, Series 2018-A, Class A SEQ, 3.56%, 2/20/36(1)	1,603,910	1,639,648
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	66,830	65,460
TOTAL ASSET-BACKED SECURITIES (Cost $16,253,701)		16,085,071
COLLATERALIZED LOAN OBLIGATIONS — 4.7%
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class B1, VRN, 4.64%, (3-month LIBOR plus 2.90%), 1/20/32(1)	1,000,000	999,852
Ares XLIII CLO Ltd., Series 2017-43A, Class B, VRN, 2.03%, (3-month LIBOR plus 1.75%), 10/15/29(1)	1,600,000	1,568,000

CBAM Ltd., Series 2018-5A, Class B1, VRN, 2.53%, (3-month LIBOR plus 1.40%), 4/17/31(1)	1,000,000	938,781
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 2.11%, (3-month LIBOR plus 0.97%), 4/18/31(1)	1,500,000	1,454,427
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class B1, VRN, 3.04%, (3-month LIBOR plus 1.90%), 1/20/33(1)	1,250,000	1,246,733
Goldentree Loan Management US CLO 7 Ltd., Series 2020-7A, Class A, VRN, 2.31%, (3-month LIBOR plus 1.90%), 4/20/31(1)	1,600,000	1,608,832
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 3.76%, (3-month LIBOR plus 1.85%), 1/15/33(1)	650,000	640,475
Magnetite XXIV Ltd., Series 2019-24A, Class C, VRN, 4.46%, (3-month LIBOR plus 2.55%), 1/15/33(1)	325,000	324,962
Octagon Investment Partners 47 Ltd., Series 2020-1A, Class A1, VRN, 2.10%, (3-month LIBOR plus 1.85%), 4/20/31(1)	550,000	552,264
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 2.89%, (3-month LIBOR plus 1.75%), 4/18/31(1)	350,000	339,216
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $9,758,547)		9,673,542
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.9%
Egypt — 0.5%
Egypt Government International Bond, 6.125%, 1/31/22	1,000,000	1,027,687
Oman — 0.4%
Oman Government International Bond, 4.125%, 1/17/23	800,000	786,993
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,774,906)		1,814,680
PREFERRED STOCKS — 0.7%
Multi-Utilities — 0.4%
Sempra Energy, 4.875%	850,000	852,125
Oil, Gas and Consumable Fuels — 0.3%
BP Capital Markets plc, 4.375%	600,000	610,500
TOTAL PREFERRED STOCKS (Cost $1,450,000)		1,462,625
BANK LOAN OBLIGATIONS(4) — 0.2%
Health Care Providers and Services — 0.1%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 2.68%, (1-month LIBOR plus 2.50%), 2/16/23	291,104	286,009
Pharmaceuticals — 0.1%
Bausch Health Companies Inc., 2018 Term Loan B, 3.19%, (1-month LIBOR plus 3.00%), 6/2/25	129,574	126,303
TOTAL BANK LOAN OBLIGATIONS (Cost $419,989)		412,312
TEMPORARY CASH INVESTMENTS — 3.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $3,380,129), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $3,315,211)		3,315,209
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $4,403,474), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $4,317,006)		4,317,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,385	13,385
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,645,594)		7,645,594
TOTAL INVESTMENT SECURITIES — 103.8% (Cost $210,235,594)		212,429,174
OTHER ASSETS AND LIABILITIES — (3.8)%		(7,735,295)
TOTAL NET ASSETS — 100.0%		$204,693,879

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	157	September 2020	$31,400,000	$34,670,016	$6,897
U.S. Treasury 5-Year Notes	52	September 2020	$5,200,000	6,538,594	16,524
				$41,208,610	$23,421

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 33	Buy	(5.00)%	12/20/24	$6,737,960	$475,091	$(443,802)	$31,289

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $66,791,204, which represented 32.6% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $726,894.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	132,564,801	—
Collateralized Mortgage Obligations	—	22,832,621	—
U.S. Treasury Securities	—	19,937,928	—
Asset-Backed Securities	—	16,085,071	—
Collateralized Loan Obligations	—	9,673,542	—
Sovereign Governments and Agencies	—	1,814,680	—
Preferred Stocks	—	1,462,625	—
Bank Loan Obligations	—	412,312	—
Temporary Cash Investments	13,385	7,632,209	—
	13,385	212,415,789	—
Other Financial Instruments
Futures Contracts	23,421	—	—
Swap Agreements	—	31,289	—
	23,421	31,289	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.